Significant Accounting Policies - Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Impairment of property and equipment		$ 0	$ 0	$ 0
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P3Y
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P10Y